Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 18, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 27, 2019